OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

14. OTHER NON-CURRENT ASSETS

The breakdown of other non-current assets is as follows:

	2023	2024
Prepaid taxes - net of current portion (Note 28a)	967	2,149
Prepaid frequency license fees - net of current portion (Note 33c.i)	1,987	1,594
Prepaid expenses	984	1,056
Claims for tax refund - net of current portion (Note 28b)	639	669
Security deposits	159	234
Advances	368	205
Others (each below Rp100 billion)	329	301
Total	5,433	6,208